UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02351

Western Asset Income Fund

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET INCOME FUND

FORM N-Q

MARCH 31, 2015

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 92.3%
CONSUMER DISCRETIONARY - 8.3%
Automobiles - 1.0%
Ford Motor Credit Co., LLC, Senior Notes	7.000%	4/15/15	$610,000	$611,124
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	410,000	512,297
General Motors Co., Senior Notes	5.200%	4/1/45	310,000	336,454

Total Automobiles				1,459,875

Hotels, Restaurants & Leisure - 0.3%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	100,000	105,250
Wynn Macau Ltd., Senior Notes	5.250%	10/15/21	290,000	274,775	(a)

Total Hotels, Restaurants & Leisure				380,025

Household Durables - 0.1%
Toll Brothers Finance Corp., Senior Notes	6.750%	11/1/19	90,000	101,700

Internet & Catalog Retail - 0.1%
Amazon.com Inc., Senior Notes	4.950%	12/5/44	110,000	120,007

Media - 6.1%
21st Century Fox America Inc., Senior Notes	6.550%	3/15/33	545,000	722,678
21st Century Fox America Inc., Senior Notes	7.750%	12/1/45	130,000	196,102
Comcast Corp., Bonds	6.400%	5/15/38	950,000	1,286,725
Comcast Corp., Notes	6.450%	3/15/37	220,000	297,905
Comcast Corp., Senior Notes	6.950%	8/15/37	160,000	227,265
DISH DBS Corp., Senior Notes	5.875%	7/15/22	500,000	508,125
TCI Communications Inc., Senior Debentures	8.750%	8/1/15	160,000	164,352
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	690,000	851,772
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	410,000	601,288
Time Warner Inc., Senior Debentures	7.700%	5/1/32	595,000	846,148
Time Warner Inc., Senior Notes	4.900%	6/15/42	150,000	166,440
UBM PLC, Notes	5.750%	11/3/20	570,000	629,716	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	1,000,000	1,065,000	(a)
WPP Finance 2010, Senior Notes	4.750%	11/21/21	840,000	946,262
WPP Finance 2010, Senior Notes	5.625%	11/15/43	150,000	176,768

Total Media				8,686,546

Specialty Retail - 0.7%
American Greetings Corp., Senior Notes	7.375%	12/1/21	160,000	170,800
Gap Inc., Senior Notes	5.950%	4/12/21	730,000	837,571

Total Specialty Retail				1,008,371

TOTAL CONSUMER DISCRETIONARY				11,756,524

CONSUMER STAPLES - 4.0%
Beverages - 1.1%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.375%	1/15/20	260,000	299,485
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	80,000	82,300
Pernod-Ricard SA, Senior Bonds	5.750%	4/7/21	350,000	406,165	(a)
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	670,000	810,617	(a)

Total Beverages				1,598,567

Food Products - 0.2%
JM Smucker Co., Senior Notes	3.500%	3/15/25	50,000	51,296	(a)
Kraft Foods Group Inc., Senior Notes	5.000%	6/4/42	170,000	188,126

Total Food Products				239,422

Tobacco - 2.7%
Altria Group Inc., Senior Notes	9.950%	11/10/38	680,000	1,180,132
Altria Group Inc., Senior Notes	10.200%	2/6/39	230,000	406,747
Lorillard Tobacco Co., Senior Notes	8.125%	6/23/19	330,000	403,593
Lorillard Tobacco Co., Senior Notes	8.125%	5/1/40	270,000	387,883
Lorillard Tobacco Co., Senior Notes	7.000%	8/4/41	320,000	414,878

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - (continued)
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	$260,000	$281,847
Reynolds American Inc., Senior Notes	4.750%	11/1/42	720,000	742,661

Total Tobacco				3,817,741

TOTAL CONSUMER STAPLES				5,655,730

ENERGY - 14.4%
Energy Equipment & Services - 0.3%
Baker Hughes Inc., Senior Notes	7.500%	11/15/18	370,000	440,865

Oil, Gas & Consumable Fuels - 14.1%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	465,000	616,761
Apache Corp., Senior Notes	6.900%	9/15/18	100,000	115,695
Apache Corp., Senior Notes	6.000%	1/15/37	190,000	226,819
Apache Corp., Senior Notes	5.100%	9/1/40	80,000	85,662
Apache Corp., Senior Notes	5.250%	2/1/42	90,000	98,612
Comstock Resources Inc., Senior Secured Notes	10.000%	3/15/20	330,000	319,275	(a)
ConocoPhillips, Notes	6.500%	2/1/39	810,000	1,092,684
ConocoPhillips, Senior Notes	6.000%	1/15/20	310,000	365,390
Devon Energy Corp., Senior Notes	5.600%	7/15/41	310,000	360,990
Devon Financing Corp. LLC, Debentures	7.875%	9/30/31	380,000	517,956
Ecopetrol SA, Senior Notes	5.875%	5/28/45	176,000	163,759
El Paso Corp., Medium-Term Notes	7.800%	8/1/31	2,000,000	2,449,786
Enbridge Energy Partners LP, Senior Notes	9.875%	3/1/19	120,000	151,116
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	250,000	280,000
Energy Transfer Partners LP, Senior Notes	5.150%	3/15/45	110,000	110,689
Enterprise Products Operating LLC, Senior Notes	6.125%	10/15/39	320,000	393,292
EOG Resources Inc., Senior Notes	5.875%	9/15/17	540,000	598,853
EXCO Resources Inc., Senior Notes	7.500%	9/15/18	70,000	41,475
Hess Corp., Notes	7.875%	10/1/29	1,180,000	1,523,955
Hess Corp., Senior Bonds	6.000%	1/15/40	300,000	333,711
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,080,000	1,351,520
LUKOIL International Finance BV, Senior Notes	3.416%	4/24/18	300,000	276,225	(a)
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	200,000	168,840	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	600,000	552,000	(a)
Murray Energy Corp., Senior Secured Notes	8.625%	6/15/21	350,000	365,750	(a)
Noble Energy Inc., Senior Notes	6.000%	3/1/41	390,000	439,014
Noble Energy Inc., Senior Notes	5.250%	11/15/43	150,000	156,760
Pemex Project Funding Master Trust, Senior Bonds	6.625%	6/15/35	2,635,000	3,017,075
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	280,000	262,914
Phillips 66, Senior Notes	5.875%	5/1/42	160,000	190,601
Plains Exploration & Production Co., Senior Notes	6.875%	2/15/23	267,000	283,354
Shell International Finance BV, Senior Notes	6.375%	12/15/38	250,000	346,141
Sinopec Group Overseas Development Ltd., Senior Notes	4.375%	4/10/24	490,000	531,596	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	5.400%	8/15/41	310,000	332,382
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	4.450%	8/1/42	450,000	410,919
Williams Cos. Inc., Debentures	7.500%	1/15/31	47,000	52,388
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	680,000	658,589
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	37,000	42,439
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	610,000	730,034

Total Oil, Gas & Consumable Fuels				20,015,021

TOTAL ENERGY				20,455,886

FINANCIALS - 39.7%
Banks - 19.1%
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	650,000	687,375	(b)(c)
Bank of America Corp., Senior Notes	6.500%	8/1/16	70,000	74,707
Bank of America Corp., Senior Notes	7.625%	6/1/19	70,000	84,489
Bank of America Corp., Senior Notes	5.625%	7/1/20	30,000	34,586
Bank of America Corp., Senior Notes	5.875%	2/7/42	320,000	407,085
Bank of America Corp., Senior Notes	4.875%	4/1/44	840,000	945,444

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	$240,000	$328,313	(a)
BPCE SA, Subordinated Notes	5.150%	7/21/24	410,000	438,082	(a)
CIT Group Inc., Senior Notes	5.000%	8/1/23	200,000	205,000
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	280,000	285,950	(b)(c)
Citigroup Inc., Junior Subordinated Notes	5.950%	1/30/23	200,000	202,500	(b)(c)
Citigroup Inc., Senior Notes	8.500%	5/22/19	1,280,000	1,594,085
Citigroup Inc., Senior Notes	8.125%	7/15/39	450,000	707,886
Citigroup Inc., Senior Notes	5.875%	1/30/42	240,000	306,203
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	750,000	850,043
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	550,000	666,050
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	370,000	493,379
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Junior Subordinated Notes	11.000%	6/30/19	708,000	911,550	(a)(b)(c)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Senior Notes	5.250%	5/24/41	570,000	692,360
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA of Netherlands, Subordinated Notes	5.750%	12/1/43	450,000	559,288
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	560,000	661,976	(a)(b)(c)
HSBC Finance Capital Trust IX, Junior Subordinated Notes	5.911%	11/30/35	1,350,000	1,372,275	(c)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,430,000	1,460,387	(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	350,000	357,875	(b)(c)
HSBC Holdings PLC, Subordinated Notes	5.250%	3/14/44	410,000	466,836
ING Bank NV, Subordinated Notes	5.800%	9/25/23	600,000	679,271	(a)
Intesa Sanpaolo SpA, Senior Notes	3.625%	8/12/15	1,240,000	1,251,656	(a)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	250,000	255,873	(a)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	150,000	146,438	(b)(c)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	260,000	263,250	(b)(c)
JPMorgan Chase & Co., Subordinated Notes	6.125%	6/27/17	720,000	788,936
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	440,000	527,766
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	880,000	906,400	(b)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	1,360,000	1,713,600	(b)(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	310,000	349,090
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,010,000	1,123,178
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	350,000	389,320
Royal Bank of Scotland NV, Subordinated Notes	7.750%	5/15/23	480,000	582,089
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	430,000	463,053	(a)
Societe Generale SA, Junior Subordinated Notes	6.000%	1/27/20	370,000	351,038	(a)(b)(c)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	410,000	457,471	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	5/15/15	1,190,000	1,175,006	(b)(c)
Wells Fargo & Co., Junior Subordinated Bonds	5.900%	6/15/24	370,000	385,263	(b)(c)
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	506,530

Total Banks				27,108,952

Capital Markets - 6.4%
Credit Suisse Group AG, Junior Subordinated Notes	6.250%	12/18/24	1,170,000	1,149,525	(a)(b)(c)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	3.750%	3/26/25	560,000	566,549	(a)
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	270,000	306,384
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	510,000	579,980
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	570,000	742,981
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	640,000	840,354
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	850,000	879,447	(a)
Merrill Lynch & Co. Inc., Senior Notes	6.400%	8/28/17	300,000	332,498
Merrill Lynch & Co. Inc., Subordinated Notes	5.700%	5/2/17	1,000,000	1,077,398
Merrill Lynch & Co. Inc., Subordinated Notes	6.110%	1/29/37	320,000	389,661

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Merrill Lynch & Co. Inc., Subordinated Notes	7.750%	5/14/38	$900,000	$1,296,063
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	100,000	113,735
Morgan Stanley, Senior Notes	5.500%	7/24/20	100,000	114,696
Morgan Stanley, Senior Notes	6.375%	7/24/42	90,000	120,034
Morgan Stanley, Subordinated Notes	5.000%	11/24/25	230,000	254,071
UBS AG Stamford CT, Subordinated Notes	7.625%	8/17/22	340,000	412,378

Total Capital Markets				9,175,754

Consumer Finance - 2.5%
Ally Financial Inc., Subordinated Notes	8.000%	12/31/18	201,000	227,130
American Express Co., Subordinated Debentures	6.800%	9/1/66	370,000	388,574	(c)
Capital One Financial Corp., Senior Notes	6.750%	9/15/17	230,000	258,764
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	1,300,000	1,543,659
SLM Corp., Senior Notes	7.250%	1/25/22	830,000	875,650
SLM Corp., Senior Notes	6.125%	3/25/24	290,000	278,400

Total Consumer Finance				3,572,177

Diversified Financial Services - 6.6%
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	150,000	155,438	(a)
Beaver Valley Funding Corp., Senior Secured Bonds	9.000%	6/1/17	20,000	21,600
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	220,000	249,320	(a)
CME Group Inc., Senior Notes	5.300%	9/15/43	440,000	544,401
General Electric Capital Corp., Junior Subordinated Bonds	6.250%	12/15/22	600,000	675,000	(b)(c)
General Electric Capital Corp., Notes	5.300%	2/11/21	480,000	554,461
General Electric Capital Corp., Senior Notes	6.875%	1/10/39	440,000	632,952
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	370,000	401,450	(c)
ILFC E-Capital Trust I, Junior Subordinated Notes	4.090%	12/21/65	470,000	442,975	(a)(c)
ILFC E-Capital Trust II, Bonds	6.250%	12/21/65	790,000	742,600	(a)(c)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	190,000	209,950
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	470,000	531,100
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	130,000	142,025
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	190,000	231,325
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	700,000	785,750	(a)
Voya Financial Inc., Senior Notes	5.500%	7/15/22	760,000	878,254
Voya Financial Inc., Senior Notes	5.700%	7/15/43	500,000	614,968
ZFS Finance USA Trust II, Bonds	6.450%	12/15/65	1,440,000	1,512,000	(a)(c)

Total Diversified Financial Services				9,325,569

Insurance - 3.6%
AIA Group Ltd., Senior Notes	4.875%	3/11/44	400,000	463,577	(a)
Allstate Corp., Junior Subordinated Debentures	6.500%	5/15/57	480,000	555,600	(c)
American Equity Investment Life Holding Co., Senior Notes	6.625%	7/15/21	60,000	64,350
American International Group Inc., Junior Subordinated Debentures	6.250%	3/15/37	80,000	91,173
American International Group Inc., Senior Notes	6.400%	12/15/20	90,000	109,018
AXA SA, Subordinated Bonds	8.600%	12/15/30	200,000	279,000
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	170,000	204,991
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	190,000	199,500	(a)
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	190,000	232,275	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	490,000	625,236	(a)
MetLife Inc., Junior Subordinated Debentures	6.400%	12/15/36	1,150,000	1,362,750
Prudential Financial Inc., Junior Subordinated Debentures	8.875%	6/15/38	340,000	400,775	(c)
Teachers Insurance & Annuity Association of America - College Retirement Equity Fund, Notes	6.850%	12/16/39	400,000	557,409	(a)

Total Insurance				5,145,654

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Real Estate Investment Trusts (REITs) - 0.9%
Health Care REIT Inc., Senior Notes	5.875%	5/15/15	$130,000	$130,786
WEA Finance LLC/Westfield UK & Europe Finance PLC, Notes	4.750%	9/17/44	1,000,000	1,088,369	(a)

Total Real Estate Investment Trusts (REITs)				1,219,155

Real Estate Management & Development - 0.6%
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	500,000	496,250
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	280,000	388,418

Total Real Estate Management & Development				884,668

TOTAL FINANCIALS				56,431,929

HEALTH CARE - 2.3%
Biotechnology - 0.8%
Amgen Inc., Senior Notes	5.150%	11/15/41	420,000	483,739
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	60,000	76,439
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	590,000	651,606

Total Biotechnology				1,211,784

Health Care Providers & Services - 0.4%
Anthem Inc., Notes	5.875%	6/15/17	290,000	317,225
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	30,000	30,054
Humana Inc., Senior Notes	8.150%	6/15/38	80,000	119,647
UnitedHealth Group Inc., Senior Notes	6.000%	11/15/17	31,000	34,730

Total Health Care Providers & Services				501,656

Pharmaceuticals - 1.1%
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	480,000	500,313
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	500,000	531,428
Merck & Co. Inc., Senior Notes	3.700%	2/10/45	240,000	241,135
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	150,000	151,312	(a)
Zoetis Inc., Senior Notes	4.700%	2/1/43	160,000	166,840

Total Pharmaceuticals				1,591,028

TOTAL HEALTH CARE				3,304,468

INDUSTRIALS - 5.4%
Aerospace & Defense - 1.1%
Esterline Technologies Corp., Senior Notes	7.000%	8/1/20	750,000	781,875
Exelis Inc., Senior Notes	5.550%	10/1/21	520,000	574,335
Textron Inc., Senior Notes	4.300%	3/1/24	250,000	267,632

Total Aerospace & Defense				1,623,842

Airlines - 1.6%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	280,000	293,146	(a)
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	288,129	301,095	(a)
American Airlines, Pass-Through Trust, Secured Bonds	3.700%	5/1/23	140,000	140,420
American Airlines, Pass-Through Trust, Senior Secured Bonds	3.375%	5/1/27	150,000	151,125
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	80,773	93,697
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Notes	7.750%	12/17/19	174,998	202,123
United Airlines Inc., Pass-Through Certificates	6.545%	2/2/19	98,795	108,358
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.750%	1/15/17	66,483	73,796

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Airlines - (continued)
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	$123,010	$135,311
United Airlines Inc., Pass-Through Certificates, Secured Notes	6.250%	4/11/20	144,155	153,886
United Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.250%	11/10/19	170,423	197,265
United Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.256%	3/15/20	119,433	133,167
US Airways, Pass-Through Trust, Senior Secured Bonds	5.900%	10/1/24	321,953	367,831

Total Airlines				2,351,220

Commercial Services & Supplies - 1.1%
Republic Services Inc., Senior Notes	5.500%	9/15/19	130,000	147,384
Republic Services Inc., Senior Notes	5.250%	11/15/21	330,000	378,992
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	600,000	594,000	(a)
Waste Management Inc., Senior Notes	7.750%	5/15/32	250,000	380,050

Total Commercial Services & Supplies				1,500,426

Industrial Conglomerates - 0.2%
United Technologies Corp., Senior Notes	6.125%	2/1/19	200,000	232,886

Machinery - 0.8%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	220,000	241,630
Valmont Industries Inc., Senior Notes	6.625%	4/20/20	790,000	929,310

Total Machinery				1,170,940

Marine - 0.2%
Horizon Lines LLC, Senior Secured Notes	11.000%	10/15/16	285,000	285,712	(d)

Road & Rail - 0.4%
Burlington Northern Santa Fe LLC, Senior Notes	4.900%	4/1/44	460,000	525,130

TOTAL INDUSTRIALS				7,690,156

INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment, Instruments & Components - 0.2%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	290,000	291,450

IT Services - 0.4%
Electronic Data Systems Corp., Notes	7.450%	10/15/29	420,000	531,921

Semiconductors & Semiconductor Equipment - 0.7%
KLA-Tencor Corp., Senior Notes	4.650%	11/1/24	840,000	882,194
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	110,000	123,070

Total Semiconductors & Semiconductor Equipment				1,005,264

Technology Hardware, Storage & Peripherals - 0.2%
Hewlett-Packard Co., Senior Notes	4.650%	12/9/21	310,000	339,117

TOTAL INFORMATION TECHNOLOGY				2,167,752

MATERIALS - 5.3%
Chemicals - 1.0%
Dow Chemical Co., Debentures	7.375%	11/1/29	800,000	1,085,306
Ecolab Inc., Senior Notes	5.500%	12/8/41	140,000	170,607
LYB International Finance BV, Senior Bonds	4.875%	3/15/44	90,000	96,674
LyondellBasell Industries NV, Senior Notes	4.625%	2/26/55	60,000	59,745

Total Chemicals				1,412,332

Containers & Packaging - 0.2%
Rock-Tenn Co., Senior Notes	4.450%	3/1/19	230,000	246,887

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - 3.8%
Alcoa Inc., Senior Notes	5.125%	10/1/24	$320,000	$342,500
Barrick Gold Corp., Senior Notes	4.100%	5/1/23	790,000	779,344
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	100,000	114,520
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	120,000	107,556
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	660,000	836,952
Southern Copper Corp., Senior Notes	5.375%	4/16/20	150,000	166,500
Southern Copper Corp., Senior Notes	5.250%	11/8/42	470,000	428,428
Steel Dynamics Inc., Senior Notes	6.125%	8/15/19	140,000	149,100
Vale Overseas Ltd., Notes	6.875%	11/21/36	1,148,000	1,110,346
Vedanta Resources PLC, Senior Notes	6.750%	6/7/16	310,000	308,605	(a)
Vedanta Resources PLC, Senior Notes	6.000%	1/31/19	350,000	311,846	(a)
Xstrata Finance Canada Ltd., Senior Notes	6.900%	11/15/37	430,000	500,640	(a)
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	280,000	275,299

Total Metals & Mining				5,431,636

Paper & Forest Products - 0.3%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	200,000	198,500
Georgia-Pacific Corp., Senior Bonds	7.375%	12/1/25	250,000	330,026

Total Paper & Forest Products				528,526

TOTAL MATERIALS				7,619,381

TELECOMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 6.8%
AT&T Inc., Senior Notes	5.350%	9/1/40	300,000	327,395
AT&T Inc., Senior Notes	5.550%	8/15/41	300,000	337,391
British Telecommunications PLC, Bonds	9.625%	12/15/30	330,000	544,259
Deutsche Telekom International Finance BV, Senior Notes	5.750%	3/23/16	160,000	167,453
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	750,000	707,812
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	200,000	289,185
Qwest Corp., Debentures	6.875%	9/15/33	1,000,000	1,003,533
Telecom Italia Capital SA, Senior Notes	7.175%	6/18/19	360,000	414,450
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	450,000	471,375	(a)
Telefonica Emisiones SAU, Senior Notes	3.729%	4/27/15	230,000	230,430
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	60,000	82,879
Turk Telekomunikasyon AS, Senior Notes	4.875%	6/19/24	330,000	328,350	(a)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,790,000	2,052,206
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	1,256,000	1,635,512
Verizon Communications Inc., Senior Notes	5.012%	8/21/54	1,059,000	1,098,808

Total Diversified Telecommunication Services				9,691,038

Wireless Telecommunication Services - 1.4%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	850,000	1,053,838
Sprint Capital Corp., Global Notes	6.900%	5/1/19	330,000	341,138
Sprint Corp., Senior Notes	7.875%	9/15/23	300,000	306,000
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	230,000	335,070

Total Wireless Telecommunication Services				2,036,046

TOTAL TELECOMMUNICATION SERVICES				11,727,084

UTILITIES - 3.2%
Electric Utilities - 2.1%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	210,000	240,191
Enersis SA, Notes	7.400%	12/1/16	452,000	493,734
FirstEnergy Corp., Notes	7.375%	11/15/31	830,000	1,054,038
Pacific Gas & Electric Co., First Mortgage Bonds	6.050%	3/1/34	140,000	182,906
PNPP II Funding Corp., Senior Bonds	9.120%	5/30/16	287,000	293,876
Virginia Electric and Power Co., Senior Notes	8.875%	11/15/38	390,000	652,236

Total Electric Utilities				2,916,981

Gas Utilities - 0.1%
Southern Natural Gas Co., Senior Notes	5.900%	4/1/17	170,000	182,766	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Multi-Utilities - 1.0%
CenterPoint Energy Inc., Senior Notes	6.850%	6/1/15	$1,150,000	$1,160,964
DTE Energy Co., Senior Notes	6.350%	6/1/16	260,000	276,385

Total Multi-Utilities				1,437,349

TOTAL UTILITIES				4,537,096

TOTAL CORPORATE BONDS & NOTES (Cost - $116,207,389)				131,346,006

ASSET-BACKED SECURITIES - 1.2%
Countrywide Asset-Backed Certificates, 2004-6 1A1	0.714%	12/25/34	514,490	485,942	(c)
Dryden Senior Loan Fund, 2014-31A C	3.107%	4/18/26	250,000	245,984	(a)(c)
Madison Park Funding Ltd., 2013-11A C	3.007%	10/23/25	250,000	244,922	(a)(c)
Morgan Stanley Capital Inc., 2005-WMC2 M2	0.819%	2/25/35	218,724	213,527	(c)
SLM Student Loan Trust, 2011-A A3	2.675%	1/15/43	330,000	350,723	(a)(c)
Whitehorse Ltd., 2013-1A A3L	3.172%	11/24/25	200,000	197,167	(a)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,700,045)				1,738,265

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.1%
Thornburg Mortgage Securities Trust, 2007-4 3A1 (Cost - $86,125)	6.225%	9/25/37	87,210	89,682	(c)

MUNICIPAL BONDS - 1.2%
Alabama - 0.1%
Jefferson County, AL, Sewer Revenue	6.000%	10/1/42	190,000	212,806

California - 0.8%
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue, Build America Bonds, Recovery Zone Economic Development	7.618%	8/1/40	650,000	945,139
University of California Revenue	4.062%	5/15/33	150,000	154,308

Total California				1,099,447

Illinois - 0.3%
Chicago, IL, GO, Taxable Project	7.781%	1/1/35	10,000	11,893
Illinois State, GO, Build America Bonds-Taxable	6.725%	4/1/35	310,000	353,059

Total Illinois				364,952

TOTAL MUNICIPAL BONDS (Cost - $1,648,032)				1,677,205

SOVEREIGN BONDS - 1.0%
Canada - 0.7%
Quebec Province, Notes	7.970%	7/22/36	650,000	1,061,327

Mexico - 0.0%
United Mexican States, Senior Notes	4.750%	3/8/44	30,000	31,500

Turkey - 0.3%
Republic of Turkey, Notes	4.875%	4/16/43	420,000	414,750

TOTAL SOVEREIGN BONDS (Cost - $1,135,494)				1,507,577

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.3%
U.S. Government Obligations - 0.3%
U.S. Treasury Bonds	3.000%	11/15/44	100,000	109,570
U.S. Treasury Notes	2.000%	2/15/25	270,000	271,709

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $379,733)				381,279

See Notes to Schedule of Investments.

WESTERN ASSET INCOME FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2015

SECURITY	RATE	SHARES	VALUE
PREFERRED STOCKS - 1.8%
FINANCIALS - 1.8%
Banks - 0.0%
U.S. Bancorp	5.150%	2,117	$52,015

Capital Markets - 0.2%
State Street Corp.	5.900%	10,107	275,820	(c)

Consumer Finance - 1.3%
GMAC Capital Trust I	8.125%	67,500	1,771,875	(c)

Diversified Financial Services - 0.3%
Citigroup Capital XIII	7.875%	15,253	404,509	(c)

TOTAL PREFERRED STOCKS (Cost - $2,316,851)			2,504,219

TOTAL INVESTMENTS - 97.9% (Cost - $123,473,669#)			139,244,233
Other Assets in Excess of Liabilities - 2.1%			2,984,890

TOTAL NET ASSETS - 100.0%			$142,229,123

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

GO	— General Obligation
REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a closed-end diversified investment company.

The Fund seeks high level of current income, consistent with prudent investment risk. Capital appreciation is a secondary investment objective.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Corporate bonds & notes:
Industrials	—	$5,772,502	$1,917,654	$7,690,156
Other corporate bonds & notes	—	123,655,850	—	123,655,850
Asset-backed securities	—	1,738,265	—	1,738,265
Collateralized mortgage obligations	—	89,682	—	89,682
Municipal bonds	—	1,677,205	—	1,677,205
Sovereign bonds	—	1,507,577	—	1,507,577
U.S. government & agency obligations	—	381,279	—	381,279
Preferred stocks	$2,504,219	—	—	2,504,219

Total investments	$2,504,219	$134,822,360	$1,917,654	$139,244,233

Other financial instruments:
Futures contracts	$217,372	—	—	$217,372

Total	$2,721,591	$134,822,360	$1,917,654	$139,461,605

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$353,915	—	—	$353,915

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	INDUSTRIALS
Balance as of December 31, 2014	—
Accrued premiums/discounts	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(1)	$1,125
Purchases	180,000
Sales	(30,000)
Transfers into Level 3(2)	1,766,529
Transfers out of Level 3	—

Balance as of March 31, 2015	$1,917,654

Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2015(1)	$1,125

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

(1)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(2)	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

2. Investments

At March 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$16,286,459
Gross unrealized depreciation	(515,895)

Net unrealized appreciation	$15,770,564

At March 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	17	6/15	$3,709,946	$3,725,656	$15,710
U.S. Treasury 5-Year Notes	123	6/15	14,625,181	14,785,945	160,764
U.S. Treasury 10-Year Notes	29	6/15	3,697,383	3,738,281	40,898
U.S. Treasury Ultra Long-Term Bonds	2	6/15	341,881	339,750	(2,131)

					$215,241

Contracts to Sell:
U.S. Treasury Long-Term Bonds	109	6/15	17,510,591	17,862,375	(351,784)

Net unrealized depreciation on open futures contracts					$(136,543)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Income Fund

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	May 21, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	May 21, 2015